Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Line Items]
Percentage of fixed interest rate	6.39%	6.89%
Bottom of range [member] | Bank certificates of deposit [member]
Cash and Cash Equivalents [Line Items]
Percentage of accrued interest on certificate of deposits	40.00%	50.00%
Top of range [member] | Bank certificates of deposit [member]
Cash and Cash Equivalents [Line Items]
Percentage of accrued interest on certificate of deposits	106.00%	106.00%